Servicing of Residential Loans - Significant Judgment and Key Economic Assumptions Used in Estimation of Fair Value of Servicing Rights (Detail) (USD $) In Thousands, unless otherwise specified							3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014 Forward Loans [Member]	Dec. 31, 2013 Forward Loans [Member]	Dec. 31, 2012 Forward Loans [Member]	Jun. 30, 2014 Reverse Loans [Member]	Dec. 31, 2013 Reverse Loans [Member]	Dec. 31, 2012 Reverse Loans [Member]	Jun. 30, 2014 Servicing Rights Carried at Amortized Cost [Member] Forward Loans [Member]	Dec. 31, 2013 Servicing Rights Carried at Amortized Cost [Member] Forward Loans [Member]	Jun. 30, 2014 Servicing Rights Carried at Amortized Cost [Member] Reverse Loans [Member]	Dec. 31, 2013 Servicing Rights Carried at Amortized Cost [Member] Reverse Loans [Member]	Jun. 30, 2014 Servicing Rights Carried at Fair Value [Member]	Dec. 31, 2013 Servicing Rights Carried at Fair Value [Member]	Dec. 31, 2013 Servicing Rights Carried at Fair Value [Member]	Jun. 30, 2014 Weighted Average [Member] Servicing Rights Carried at Fair Value [Member]	Dec. 31, 2013 Weighted Average [Member] Servicing Rights Carried at Fair Value [Member]	Jun. 30, 2014 Weighted Average [Member] Servicing Rights Carried at Fair Value [Member]	Dec. 31, 2013 Weighted Average [Member] Servicing Rights Carried at Fair Value [Member]
Servicing Rights [Line Items]
Fair value of servicing rights carried at amortized cost	$ 172,149	$ 192,115	$ 229,900	$ 15,430	$ 15,858	$ 15,700
Inputs and assumptions:
Weighted-average remaining life in years							5 years 6 months 0 days	5 years 3 months 18 days	3 years 3 months 18 days	2 years 9 months 18 days	6 years 6 months	6 years 9 months 18 days	6 years 9 months 18 days
Weighted-average stated borrower interest rate on underlying collateral							7.80%	7.83%	3.44%	3.22%				4.87%	5.20%		5.20%
Weighted-average discount rate							12.16%	11.67%	15.00%	18.00%
Weighted-average discount rate														9.59%	9.76%		9.76%
Conditional prepayment rate							6.29%	7.05%
Conditional prepayment rate														8.05%	7.06%		7.06%
Conditional default rate							3.30%	3.89%						2.44%	2.90%	2.44%	2.90%
Conditional repayment rate									23.45%	26.40%